Condensed Income Statement Parent Corporation (Parenthetical) (Detail) (Parent Company, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Parent Company
Interest Expense - Portion Related to Borrowings from Subsidiaries	$ 30	$ 13	$ 14	[1]

[1]	Includes the results of discontinued operations.